Concentrations and Risks (Tables)	12 Months Ended
Dec. 31, 2023
Concentrations and Risks [Abstract]
Schedule of Concentration Accounts Payable	Details of the suppliers which accounted for 10% or more of accounts payable are as follows:
	As of December 31,
	2023	% accounts payable	2022	% accounts payable
Company A	$2,170,312	19.6%	$—	—%
Company B	1,222,103	11.1%	—	—
Company C	—	—	573,451	10.5
	$3,392,415	30.7%	$573,451	10.5%

Schedule of Concentration Accounts Receivable	Details of the customers which accounted for 10% or more of accounts receivable are as follows:
	As of December 31,
	2023	% accounts receivable	2022	% accounts receivable
Company A	$1,337,859	13.2%	$679,226	26.4%
Company B	—	—%	586,103	22.8%
Company C	—	—%	307,672	12.0%
	$1,337,859	13.2%	$1,573,001	61.2%